Exhibit 99.33

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
4000000671	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - 38.45%; Verified liquid assets and/or savings history - Over xxxx verified liquid assets;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC for increase in loan discount points on final CD. --The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Closing Disclosure sent on xxxx: Loan Discount. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (XXXX). - Lender provided PCCD with correct discount points.

TRID 0124 Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure.   - Missing COC for increase settlement fee on initial CD.  --The total amount of Closing Disclosure 10% Category fees ($xxxx) increased by more than 10% from the total amount disclosed on the Loan Estimate sent on xxxx, ($xxxx). The total amount of fees in this category cannot exceed ($xxxx) unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (XXXX). - Lender provided COC for initial CD issued xxxx for addition of appraisal desk review fee.

TRID 0119 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure.   - The following fee(s) increased from the amount(s) disclosed on the Closing Disclosure sent on xxxx: Loan Discount. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (XXXX). - Duplicate of xxxx

NMLS 0011 NMLS IDs do not match - 1 - updated LO info

4000000981	xxxx	Securitized	1	1	1	1				Verified credit history - High FICO XXXX; Verified liquid assets and/or savings history - Over XXXX verified liquid reserves;			APPR 0004 Missing Required Second Appraisal - No CDA in the loan file. SSR xxxx with Score of 1.0 - Remove - SSR Risk Score is 1.0. No CDA Required.
4000001070	xxxx	Securitized	1	1	1	1	Low DTI - DTI is 18.37% with a max allowed of xxxx%.; Verified credit history - Borrower has a mid FICO of xxxx with a minimum requirement of xxxx.;	CRED 0018 Gift Funds not Properly Verified - Missing evidence of the transfer of funds for the gifts ($xxxx and $xxxx to the borrower or to title. - Lender provided a copy of the final settlement statement and the wire transfer for the xxxx and xxxx gifts.

INS 0001 Missing Sufficient Evidence of Insurance - Missing evidence that hazard insurance was in effect at the time of closing.  The insurance declarations in the file reflect the policy is not in effect until after closing on xxxx - Lender provided statement the subject property is in a dry state where the insurance cannot be in effect until after funding.

4000001163	xxxx	Securitized	1	1	1	1				Verified employment history - Same xxxx for over XXXX years ; Verified liquid assets and/or savings history - Over xxxx verified liquid assets ;
4000001405	xxxx	Securitized	1	1	1	1				Verified reserves - verified reserve of XXXX months ; Low LTV/CLTV/HCLTV - 27.00% LTV/42.00% HCLTV;
4000001523	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 32.80%; Verified reserves - 142 months;
4000001567	xxxx	Securitized	1	1	1	1				Verified reserves - Borrower has XXXX verified reserves w/a minimum requirement of XXXX. ;			CRED 0006 Missing Employment doc (VVOE) - Missing VVOE for COB's XXXX "XXXX". CPA validated the XXXX business only. - XXXX Verified XXXX loss only. No further verification required.
4000001778	xxxx	Securitized	1	1	1	1	Verified employment history - Over XXXX years of verified employment.; Established Landlord history - Over XXXX years of verified XXXX history.; Verified reserves - XXXX months reserves verified;	CRED 0072 VVOE dated outside of required timeframe - Per guidelines, VVOE required to be conducted within XXXX days prior to note date of XXXX. Borrower's VVOE (XXXX) in file from XXXX pg XXXX was dated XXXX, which is over XXXX days prior to note date. - XXXX XXXX Received updated 3rd party VOE dated XXXX, which is within XXXX days of Note date XXXX.

APP 0005 Missing Schedule of Real Estate Owned - Missing P&I documentation for the following properties: XXXX; XXXX; XXXX; XXXX (it appears they are being refinanced). - XXXX Recd the following:

1) XXXX - XXXX Statement and verification of HOI expense

2) XXXX- XXXX and verification of HOA expense

3) XXXX -Copy of Note (Single Payment Commercial Loan), verification of taxes and Insurance.

4) XXXX-Copy of Note (Single Payment Commercial Loan), verification of taxes and Insurance.

4000001889	xxxx	Securitized	1	1	1	1	Verified reserves - XXXX Months of liquid reserves.; Low LTV/CLTV/HCLTV - LTV/CLTV 47%;	ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - Final CD pXXXX Disbursement Date is XXXX, which is before ROR expiration date XXXX pXXXX. - XXXX Updated, post-close CD reflects disbursement date of XXXX, which is dated after ROR expiration date.

4000001978	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - LTV/CLTV 47.00% ; Verified reserves - XXXX Months of liquid reserves.;	ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - Disbursement Date on final CD XXXX is XXXX, which is before ROR Expiration Date XXXX. - XXXX Lender provided a copy of the Post Close CD which reflects a disbursement date of XXXX.

4000001992	xxxx	Securitized	2	1	2	1	Verified reserves - XXXX months verified;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Difference is $XXXX. Disclosed $XXXX, Calculated $XXXX. Verified Taxes via Tax Search pXXXX $XXXX yearly/ $XXXX monthly. Lender used the same taxes on the 1008 $XXXX monthly. - XXXX tax cert, 1008, haz ins, pccd	TRID 0121 Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure. - Missing COC for decrease in Lender Credits on XXXX. -- The sum of non-specific (lump sum) lender credits and specific lender credits ($XXXX) has decreased from the amount disclosed on the Closing Disclosure sent on XXXX, ($XXXX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. XXXX and comments XXXX. - XXXX XXXX - Lender provided COC for decrease in Lender Credits on CD issued XXXX.

TRST 0001 Missing Inter Vivos Revocable Trust Agreement - Missing Trust Agreement - XXXX Certification of Trust received.

4000001997	xxxx	Securitized	2	1	2	1	Verified reserves - XXXX Months of liquid reserves.;	TRID 0121 Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure. - Missing a COC for decrease in lender credits on CD issued XXXX. -- The sum of non-specific (lump sum) lender credits and specific lender credits ($XXXX) has decreased from the amount disclosed on the Closing Disclosure sent on XXXX, ($XXXX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. XXXX and comments XXXX. - XXXX - Lender provided cure for decrease in lender credits. Lender provided LOE, PCCD, proof of delivery, and copy of refund check.	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC for increase in Loan Discount on CD issued XXXX. -- The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Closing Disclosure sent on XXXX: Loan Discount. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (XXXX). - XXXX - Lender provided cure for decrease in lender credits. Lender provided LOE, PCCD, proof of delivery, and copy of refund check.

4000001998	xxxx	Securitized	2	1	2	1	Verified credit history - High FICO XXXX; Verified liquid assets and/or savings history - Over XXXX liquid assets verified; Verified employment history - 2 XXXX Business;	TRID 0121 Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure. - Missing COC CD XXXX for reduction to lender credit.--

The sum of non-specific (lump sum) lender credits and specific lender credits ($XXXX) has decreased from the amount disclosed on the Closing Disclosure sent on XXXX, ($XXXX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. XXXX and comments XXXX. - EV2 Post Closing Corrective Action: Lender provided refund of $XXXX to cure decrease in lender credits. Lender provided LOE, PCCD, Proof of delivery, and copy of refund check.	ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - Loan disbursement date XXXX. ROR executed XXXX and ROR expiration XXXX. - XXXX - Lender provided FSS and PCCD with correct disbursement date.

4000002010	xxxx	Securitized	1	1	1	1	Verified employment history - 4.9 years Good Job stability; Verified credit history - FICO XXXX/review XXXX months student loan with 0x30 history; Verified reserves - XXXX months reserves;	TRID 0088 Disclosed Finance Charge Must Be >= Actual Finance Charge - $100 - The disclosed finance charge (XXXX) is ($XXXX) below the actual finance charge($XXXX).. The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXXX below the actual finance charge. XXXX - XXXX Exception set in error. Corrected Fee Names and Flags. Finding cleared upon resubmission.

TRID 0133 Missing Home Loan Toolkit - Not provided. - XXXX XXXX/2021 Received XXXX summary verifying receipt of XXXX to borrower on XXXX.

TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Closing Disclosure sent on XXXX: Re-Inspection Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. XXXX. - XXXX Exception set in error.  Corrected Fee Names and Flags.  Finding cleared upon resubmission.

4000002014	xxxx	Securitized	1	1	1	1	Verified employment history - Borrower has over 30yrs verified XXXX.; Low LTV/CLTV/HCLTV - Rate / Term refinance LTV is 53.00%.; Low DTI - Verified DTI is 17.43%.;	TRID 0121 Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure. - Missing COC XXXX for reduction to lump sum credit--

The sum of non-specific (lump sum) lender credits and specific lender credits ($XXXX) has decreased from the amount disclosed on the Closing Disclosure sent on XXXX, ($XXXX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. XXXX and comments XXXX. - XXXX - Lender provided FSS showing cure was made at closing.

ROR 0009  Loan Disbursement Date is on or before the required Right of Rescission Expiration Date  - Loan Disbursement Date on Final CD is XXXX, which is before ROR Expiration Date XXXX. - XXXX - Lender provided PCCD with updated disbursement date.

APP 0005 Missing Schedule of Real Estate Owned - Need verification Union Bank/HELOC XXXX is closed/released; reporting on credit p.XXXX & p.XXXX - XXXX XXXX Received executed notice to suspend / close Equity line of credit from XXXX.

NMLS 0009 Broker NMLS ID (Individual) is missing from final Closing Disclosure for Wholesale transaction (12 CFR 1026.36(g)(1-2)) - Duplicate of XXXX

4000002017	xxxx	Securitized	1	1	1	1	Verified reserves - Borrower has XXXXmo verified reserves, excluding business assets and cash-out proceeds. Guidelines require XXXX mo reserves per program matrix. ; Verified employment history - Borrower has 19yrs verified XXXX.; Verified credit history - Borrower has XXXX qualifying credit score with good payment history and credit depth. ;	CRED 0096 Missing proof of PITI payment on non-subject property - Final 1003 reference concurrent close on borrower subject property with updated PITIA payment. Review value for this REO based on stated figure from 1003. Settlement statement or other document needed to verify new PITI payment needed for final DTI calculation. - XXXX Copy of CD for refinance of XXXX received.

CRED 0082 Income Documentation is Insufficient - Missing business bank statement for XXXX as referenced on lender income worksheet pXXXX. Income and DTI subject to reverification. - XXXX XXXX business bank statement received.

4000002024	xxxx	Securitized	1	1	1	1	Low DTI - 29.95%; Verified employment history - almost five years XXXX business; Verified reserves - XXXX months verified;	ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - Disbursement date on Final CD is XXXX, which is the same as ROR Expiration date XXXX. - 1

TRID 0171 Missing valid Change of Circumstance(s) - Missing COC for LE issued on XXXX. - 1

4000002030	xxxx	Securitized	1	1	1	1	Low DTI - DTI is 40.71% w/a max allowed of 50%; Verified reserves - Borrower has XXXX mths verified reserves w/a minimum requirement of XXXX.;	TRID 0009 Initial Closing Disclosure Sent Method Not In Person and No Received Date - No proof it was sent electronically--

The Initial Closing Disclosure was provided on (XXXX) via (XXXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XXXX), which is XXXX business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XXXX) - XXXX Initial CD sent electronically and Borrower signed on XXXX.

4000002034	xxxx	Securitized	2	1	2	1	Low LTV/CLTV/HCLTV - LTV/CLTV 61.4%; Low DTI - 38.63% DTI;	TRID 0121 Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure. - Missing COC CD XXXX for removal of lender credit of $XXXX--

The sum of non-specific (lump sum) lender credits and specific lender credits ($XXXX) has decreased from the amount disclosed on the Closing Disclosure sent on XXXX, ($XXXX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. XXXX and comments XXXX. - EV2 Post Closing Corrective Action XXXX -XXXX Verification of delivery and copy of refund check provided.	TRID 0119 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure. - The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on XXXX: Loan Discount. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. XXXX. - Duplicate of XXXX

APRV 0004 Missing Guidelines for Loan Program used to Underwrite Loan File - Missing Loan Approval. 1008 in file pg XXXX - XXXX Lender provided a copy of the 1008.

ROR 0009  Loan Disbursement Date is on or before the required Right of Rescission Expiration Date  - Loan disbursement date XXXX and ROR expiration date XXXX.  - XXXX - Lender provided FSS and PCCD with correct Disbursement Date.

6000061753	xxxx	Securitized	1	1	1	1	Verified employment history - Self employed borrower xxxx xxxxxxx xxxxxxxx for 36.1 years ; Verified credit history - Borrower oldest established credit dated 08/87;	6/14/21 - 5th dropped loan from trade per email from XXXX

												1/12/2022: Annaly email request received (SC) for this loan to be included in securitization OBX 2022-NQM3. Loan status updated to Securitized.	FLOOD 0005 Insurance Premiums must be escrowed in accordance with HFIAA - Flood zone D, building not in special flood hazard area. - Flood zone D, building not in special flood hazard area.
6000063829	xxxx	Securitized	1	1	1	1				Verified reserves; Verified credit history;
6000063836	xxxx	Securitized	1	1	1	1	Verified employment history;	CRED 0106 Sales Contract is not executed by all Parties - The is no signature from the authorized representative of the builder/seller on the purchase contract in the file. (page xx) - xx Lender provided a copy of the purchase contract with builder/seller signature.

6000067451	xxxx	Securitized	2	1	2	1				Verified housing payment history; Established credit history - Oldest tradeline x;	TRID 0090 Disclosed Loan Estimate Projected Payments Table columns does not match the System Calculated number of columns (12 CFR 1026.37(c)(1)(i)) - Used hazard insurance on page x and taxes on page x MI taken from CD on page x. -- The number of columns in the Disclosed Closing Disclosure Projected Payments Table does not match the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains (2) columns, while the Calculated Projected Payments Table has (1) columns.		TRID 0134 Missing E-Sign Disclosure - Cleared Stips xx
6000068157	xxxx	Securitized	2	2	1	2	Verified reserves - XXXX months verified XXXX reserves exceeds the required XXXX of XXXX months. ; Verified credit history - Mid XXXX score of XXXX exceeds the minimum required of XXXX by XXXX points. ;	APPR 0046 Missing Third Party Appraisal Review - Missing required secondary valuation/appraisal desk review: Appraisal Risk Review (ARR) or Collateral Desktop Analysis as required by guidelines in XXXX Third Party Reports on page XXXX. - XXXX Per XXXX since it is not a XXXX or XXXX as required by Lender guidelines.

											CRED 0083 Asset Documentation is Insufficient - Missing verification of source of funds for $XXXX XXXX drawn by XXXX to XXXX. XXXX remitter as not disclosed on check on page XXXX. Loan file reflects XXXX as borrowers only banking relationship. - XXXX Per XXXX citing the following comp factors: LTV 6% below maximum of XXXX%, DSCR above minimum XXXX vs. XXXX
6000068158	xxxx	Securitized	2	1	1	2	Verified reserves - XXXX months verified XXXX reserves exceeds the required XXXX of XXXX months. ; Verified housing payment history; Verified credit history - XXXX score of v exceeds the minimum required of XXXX by XXXX points. .;	APPR 0046 Missing Third Party Appraisal Review - Missing required secondary valuation/appraisal desk review: Appraisal Risk Review (ARR) or Collateral Desktop Analysis as required by guidelines in XXXX Third Party Reports on page XXXX . - XXXX Per XXXX since it is not a XXXX or XXXX as required by Lender guidelines. Variance is XXXX%.	INS 0001 Missing Sufficient Evidence of Insurance - Missing verification of annual cost of hazard insurance as not escrowed for and certificate on page XXXX does not disclose. Required to determine XXXX. - XXXX Lender provided a copy of the final closing statement which reflected the Insurance Escrow in the amount of $XXXX and the Final HUD which reflected $XXXX for Hazard Escrow required at closing. Additionally, the Insurance statement was provided reflecting a total annual premium of $XXXX (XXXX mo) was paid.

CRED 0017 Insufficient Verified Reserves (Number of Months) - Missing required escrow reserves for hazard insurance not disclosed on closing statement on page XXXX.  Only tax escrow collected. Guidelines require an amount equal to XXXX of the insurance premium that servicer estimates will be payable for renewal or replacement of the policies upon expiration thereof on page XXXX, XXXX Reserves/Escrows. - XXXX Lender provided a copy of the final closing statement which reflected the Insurance Escrow in the amount of $XXXX and the Final HUD which reflected $XXXX for Hazard Escrow required at closing.  Additionally, the Insurance statement was provided reflecting a total annual premium of $XXXX (XXXX mo) was paid.

PROP 0003 Missing Required Property Inspection - Missing post disaster inspection report for property located in XXXX, xx, appraisal dated XXXX. - XXXX PDI received reflecting no damage.

6000068160	xxxx	Securitized	2	1	1	2	Verified reserves - XXXX months verified XXXX reserves exceeds the required XXXX of XXXX months. ; Verified housing payment history - Prior housing payment history paid as agreed since XXXX. ; Verified credit history - XXXX score of XXXX exceeds the minimum required of XXXX by XXXX points. ;	APPR 0046 Missing Third Party Appraisal Review - Missing required secondary valuation/appraisal desk review: Appraisal Risk Review (ARR) or Collateral Desktop Analysis as required by guidelines in XXXX Third Party Reports on page XXXX.

											- XXXX Per XXXX since it is not a XXXX or XXXX as required by Lender guidelines. Variance is XXXX.
6000068161	xxxx	Securitized	2	1	1	2	Verified reserves;	APPR 0004 Missing Required Second Appraisal - XXXX Full appraisals are required for loan amounts XXXX.

											Subject loan amount XXXX is missing 2nd appraisal. - XXXX Per XXXX due to lender not using XXXX or XXXX per their guidelines.		PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in XXXX, xx. - XXXX PDI received reflecting no damage.
6000068162	xxxx	Securitized	2	2	1	2	Verified housing payment history - XXXX; Established Landlord history - Over XXXX years of landlord history.;	CRED 0098 Potential credit depth risk - Minimum Number of Tradelines is less than 3 - Credit Report reflects XXXX tradelines. XXXX tradelines, XXXX with XXXX months reviewed and XXXX with XXXX months reviewed. Minimum number open or closed is XXXX. Minimum credit requirements not met. - XXXX Per XXXX citing the following comp factors: XXXX years of reserves and DSCR above minimum XXXX vs XXXX.

											APPR 0046 Missing Third Party Appraisal Review - Missing required secondary valuation/appraisal desk review: Appraisal Risk Review (ARR) or Collateral Desktop Analysis as required by guidelines in XXXX Third Party Reports on page XXXX. - XXXX Per XXXX since lender did not use XXXX or XXXX per their guidelines.		PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in XXXX, xx - XXXX PDI received reflecting no damage.
6000069095	xxxx	Securitized	1	1	1	1	Verified credit history; Verified reserves;	CRED 0093 Credit Documentation is Insufficient - - Missing verification of CPA business for xxxxxxxx xxxxx xxxxxxx.

- Missing VVOE within 30 days of Note date x

- Missing evidence of verification of existence of business via a phone listing and/or a business address using internet search per pg x of the Guide.

- Missing final settlement statement from initial purchase of subject x as per approval on page x

ROR 0012 ROR cannot expire in less than 3 business days from the execution or transaction date - ROR expiration date is x, Document Executed /Transaction date is x Loan Disbursed x (ROR stipsx  - Finding remains: ROR expiration date is x Document Executed /Transaction date is x Loan Disbursed x. (ROR stips x)

CRED 0091 Missing Tax Transcript(s)

ROR 0001 Missing Right of Rescission - x Stips-The Right to Rescission signed by the borrower on 1x1 was provided by the lender.

Condition Cleared.

6000069096	xxxx	Securitized	1	1	1	1	Verified reserves; Minimal outstanding debt;	APRV 0001 Missing Underwriter Loan Approval - Loan approval x and Rate Lock x indicate loan program is 40yr Fixed I.O - x 2yr Full Doc. 1008 and initial 1003 show employment income and DTI ratios. Loan file is not full doc and has been qualified to DSCR guidelines. Will need income documentation to support full documentation as approved, or corrected approval and rate lock to support DSCR program. - x Letter from Underwriter and xletter received to verify income used to qualify.

6000069097	xxxx	Securitized	2	1	2	1	Verified ownership of subject property; Net tangible benefit;	NMLS 0011 NMLS IDs do not match	CRED 0089 Missing Required Fraud Tool - x Drive report received.

NMLS 0007 NMLS Loan Originator (Individual) ID is missing from final Closing Disclosure (12 CFR 1026.36(g)(1-2))

ROR 0012 ROR cannot expire in less than 3 business days from the execution or transaction date - ROR pg x--The disclosed "Right to Cancel Expire Date"x is earlier than the system calculated "Right to Cancel Expire Date" x). Under Regulation Z, funds may not be disbursed to the borrower until the expiration of the rescission period.x - x Corrected ROR reflecting an expiration date of xreceived.

CRED 0091 Missing Tax Transcript(s)

ROR 0003 Missing Proof Loan Disbursed after ROR Expiration Date - ROR x, Disbursement date per CD datedx-- The loan disbursement date (xis earlier than, or the same day as, the calculated x. Under Regulation Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. x - xFinal settlement statement and PC CD received confirming loan disbursed x received.

CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing evidence of insurance premiums on x disclosed on 1003. UTD x - x Stips-The lender provided an LOE from the borrower validating the property located at x is x

Condition Cleared.

6000069098	xxxx	Securitized	1	1	1	1	Low DTI; Verified credit history;	CRED 0093 Credit Documentation is Insufficient - Missing lease for xto verify prior monthly rent payment amount and due date as required by guidelines on page x for private party landlords. Documentation in file verifies 0x30 with monthly rent payments of $xxon page x.

 - x Stips-The lender provided a clear copy of the lease agreement forxproperty located at x The agreement supports the payment of $x.

Condition Cleared.

6000069099	xxxx	Securitized	1	1	1	1				Verified credit history; Verified reserves;
6000069100	xxxx	Securitized	2	2	2	1	Verified credit history; None;	CRED 0100 Insufficient verified reserves - Borrower with less than one month reserves. xNon-QM guidelines require 6 months reserves. Loan file reflects assets from x made up from x$xand $xfrom the x statement on pg x. Cash required to close of $x.

											TRID 0193 Missing evidence of the Seller Closing Disclosure
6000069101	xxxx	Securitized	1	1	1	1	Verified credit history; Verified housing payment history;	APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - Additional mortgage reporting on credit with x is not disclosed on 1003. This is a purchase money mortgage not associated with subject property or primary residence. Need section 3 of 1003 complete to account for all reported mortgages. - x Cleared per lender response as not required per guidelines.

APP 0003 Missing Initial 1003 Application - x Copy of initial 1003 received.

CRED 0115 Missing Tax Payer Consent Notice / Acknowledgment

TRST 0001 Missing Inter Vivos Revocable Trust Agreement - Vesting in x, Successor trustee of the x. Need copy of trust documents and verification of grant of successor trustee status to borrower.  - x Stips-Received the complete Trust agreement and trust certification signed and notarized. The agreement reflects x as Trustee, x of the trustee of x dated x Condition Cleared.

CRED 0098 Potential credit depth risk - Minimum Number of Tradelines is less than 3 - DSCR loan program. Per guidelines p.x, borrower meets the minimum tradeline requirement with 3 credit score.

Condition Cleared. - DSCR loan program. Per guidelines p.x, borrower meets the minimum tradeline requirement with 3 credit score.

Credit scores are x.

Condition Cleared.

6000069102	xxxx	Securitized	1	1	1	1	Verified reserves; Verified credit history;	APP 0003 Missing Initial 1003 Application

CRED 0115 Missing Tax Payer Consent Notice / Acknowledgment

GIDE 0001 Guideline Exception(s) - Subject loan closed in the name of x.  x Non-QM Guidelines for xx Vesting in entity name is allowed.  No personal guaranty provided. No TIN provided for entity. - x Stips- TIN for Entity was received for x

Condition cleared.

CRED 0091 Missing Tax Transcript(s)

6000069103	xxxx	Securitized	2	1	2	1	Conservative use of credit; Verified housing payment history;	TRID 0205 The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - Missing COC CD xfor adding $xarchive fee--

											A Lender Credit for Excess Charges of ($x), Principal Reduction for Excess Charges of ($x), and general or specific lender credit increases of ($x) were applied to the total fee variance of ($x) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance.
6000069104	xxxx	Securitized	2	2	1	1	Verified reserves; Verified housing payment history;	CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing documentation for stated REO property x Need proof of free/clear ownership and property tax and insurance expense. Expenses not included on this property per lender exception x.	TRID 0092 Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3)) - Expenses verified see REO screen--

The Estimated Total Maximum Payment Amount in column 1 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of ($x), while the Calculated Projected Payments Table has a value of x - x Tax Cert Received.  Seller Tax calculation in file pg x justifies calculation of $x used.  Finding cleared upon resubmission.

APPR 0032 Missing Final 442 Certificate of Completion with Final Photos - Appraisal subject-to termite report. Re-inspection would not be required but an  "as-is appraisal" update was not provided with condition met. Termite inspection in file p x does indicate termite activity. - x Cleared per lender response with supporting termite inspection.  Inspection reflects home us under subterranean termites warranty.

6000069105	xxxx	Securitized	1	1	1	1				Verified credit history; Verified reserves; Verified ownership of subject property; Verified housing payment history - Verified housing payment history for 2 mortgages paid as agreed since x.;
6000069106	xxxx	Securitized	2	2	1	1	Verified credit history - Mid FICO score of XXXX exceeds the minimum required of XXXX by XXXX points. ; Verified reserves - XXXX months verified reserves exceed the required XXXX months. ;	CRED 0082 Income Documentation is Insufficient - B1 Income from trust is unique in how the Trust properties disburse income to borrowers. Income and expenses of XXXX properties reported on Schedule E for XXXX and XXXX are reported to B1 in proportion to XXXX XXXX percentage in the XXXX. Those figures are reported to XXXX by the XXXX and XXXX then reports this information on Schedule E of XXXX personal tax returns. B1 is a XXXX and not a XXXX. All XXXX authority is held by XXXX. Schedule E calculations: rent income received - total expenses + depreciation / XXXX months = monthly income. All properties are owned by XXXX and expenses paid by compaxx. Only depreciation added back in for qualification purpose. Exception on page XXXX approved to accept this method of income calculation due to the uniqueness of how the XXXX disburses the income.

 - Lender acknowledged Exception- Exception received by the lender. Exception approved to accept this method of income calculation due to the uniqueness of how the trust of how the Trust disburses the income.

B1 Income from trust is unique in how the Trust properties disburse income to borrowers. Income and expenses of XXXX  properties reported on Schedule E for XXXX  and XXXX  are reported to B1 in proportion to XXXX XXXX percentage in the XXXX. Those figures are reported to XXXX by the XXXX and XXXX  then reports this information on Schedule E of XXXX personal tax returns. B1 is a XXXX and not a XXXX. All XXXX authority is held by XXXX. Schedule E calculations: rent income received - total expenses + depreciation / XXXX months = monthly income. All properties are owned by XXXX and expenses paid by compaxx.  Only depreciation added back in for qualification purpose.  Exception on page XXXX approved to accept this method of income calculation due to the uniqueness of how the XXXX disburses the income.

CRED 0004 Back-end Ratio exception (DTI) - Review DTI of 45.80% falls under the requirements on page XXXX of 50% maximum DTI. Lender approval and exception in file on Loan Approval, page XXXX , condition XXXX  and lender exception approval on page XXXX . Only requirement found for maximum 45% DTI is for an asset depletion loan type.

 - Lender Acknowledged Exception- Lender provided an approved exception for DTI slightly over 45/46%. Calculated DTI 45.80%.

CRED 0022 Cashout Exceeds Guidelines - Refinance net proceeds of $XXXX  + $XXXX debts paid off on CD = $XXXX total cash out which exceeds the matrix requirements of up to $XXXX  for a < 70% LTV on page 4. Approved exception in file notes maximum cash out allowed of $XXXX  on page XXXX .

- Lender Acknowledged Exception - Lender provided an exception for Max cash out over $XXXX . Per response from the lender, the borrower received over $XXXX cash out and paid off a newly opened mortgage for $XXXX which counted toward cash out.	ROR 0001 Missing Right of Rescission - Right to Cancel is not found in file. - XXXX Stips-Right to Cancel document was provided by the lender signed and dated XXXX. Expiration date XXXX.

Condition Cleared.

6000069107	xxxx	Securitized	1	1	1	1	Verified reserves; Verified credit history;	CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Property taxes shown paid on Closing Disclosure for $x; however, no documentation exists to support this figure or calculation for new x assessment. - x Lender provided LOE on tax for newly constructed being higher than actual. Re-assessment in x.

NOTE 0062 Missing personal guarantee(s). - Subject Note executed as x of x without being executed as x or with axx personal guaranty.  Guidelines do not show non-individuals as being eligible borrowers. - x Received signed personal guarantee, executed post-close, with borrowers and entity names correct per legal documents.

CRED 0010 LTV Exceeds Max Allowed - Max LTV for first time investor is 75%. Lender approved exception provided on x.  - x Stips-An approved exception for FTI >75% was received by the lender. Max LTV 75% for FTI. Approved LTV 80%.

Condition Cleared.

6000069108	xxxx	Securitized	1	1	1	1	Verified employment history - Verified employment since x ; Verified reserves; Verified credit history;	FACT 0002 Borrower(s) Did Not Receive "Right to Receive Credit Scores"

RESPA 0029 Missing Homeownership Counseling Disclosure

COMP 0010 Missing Affiliated Business Disclosure

COMP 0029 Missing Evidence of Rate Lock

COMP 0046 Escrow account disclosure statement not delivered at closing

CRED 0082 Income Documentation is Insufficient - B1: Missing recent 30 days & YTD earnings/paystubs and 2019 & 2020 W-2s. Only 2019, 2020 transcripts and lender income worksheet in file.  B2: Missing CPA letter to verify the business expense percentage. CPA letter on page x confirms both x. Lender bank statement calculator discloses a 20% expense factor used on page x. Appears Lender did not apply axx expense factor and gave 50% of the net proceeds to B2 as monthly income. Total deposits x/12 months = xx 50% = x. Applying the 20% expense factor reduced to income to xwhich creates a 51.31% DTI which exceeds the maximum 50%. - x Stips-The most recent 30 days YTD earnings and 2019/2020 W2s were provided by the lender.

The CPA letter provided reflects xwnership and 20% expense ratio forx. The 20% expense factor was applied for B1 and B2 per the CPA letter px Stips.

Revised copies of the 1008 and 1003 were provided to reflect the changes.

DTI was recalculated to 39.30. Approval DTI 39.26.

Review variance is less than 3% and considered non-material

6000069109	xxxx	Securitized	2	1	2	1	Verified reserves; Verified credit history;	HUD 0027 Missing evidence of the Seller HUD1	APP 0003 Missing Initial 1003 Application - x Stips-Initial 1003 application dated x was received by the lender.

Condition Cleared.

APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - x Cleared per lender response as not required per guidelines.

CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Property taxes shown paid on Closing Disclosure for $x; however, no documentation exists to support this figure or calculation for new construction assessment.  - x For the purposes of DSCR loan qualification, used the higher tax rate. Re-assessment will be based on purchase price and as NOO, not eligible for homestead exemption.

NOTE 0062 Missing personal guarantee(s). - Subject Note executed as x of undisclosed x without being executed as x or with axx personal guaranty.  Guidelines do not show x as being eligible borrowers. - x Received signed personal guarantee and revised note, executed post-close, with borrowers and entity names correct per legal documents.

6000069110	xxxx	Securitized	2	1	2	1				Verified reserves; Verified housing payment history;	TRID 0193 Missing evidence of the Seller Closing Disclosure
6000069111	xxxx	Securitized	1	1	1	1				Verified reserves; Verified credit history;			APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - x CD and Note from refinance of primary residence received.
6000069112	xxxx	Securitized	2	2	1	1	Verified credit history - Mid FICO score of XXXX exceeds the minimum required of XXXX by XXXX points. ; Verified employment history - Verified years on jobs XXXX,XXXX and XXXX years for B1,2 and 3.;	CRED 0072 VVOE dated outside of required timeframe - B1 and B2 VVOEs completed XXXX and XXXX. The note date is XXXX. Guidelines require completion of VVOE no more than XXXX business days prior to the note date on page XXXX. - EV2 VVOEs in file prior to and post closing confirm borrowers are still employed.	CRED 0096 Missing proof of PITI payment on non-subject property - Missing verification of PITIA payments for 10920 and XXXX (monthly statement, coupon, hazard Dec page, Tax bill).

 - XXXX Stips-Verification of PITA for 10920 and 10923 were received.

XXXX HOI XXXX. XXXX Taxes XXXX.XXXX MS XXXX escrowed.

XXXX escrowed received XXXX

Condition Cleared.

APP 0004 Initial 1003 Application is Incomplete - Missing initial applications for B2 and B3. - XXXX Lender provided initial loan applications for B2 & B3.

CRED 0082 Income Documentation is Insufficient - Missing signed XXXX 1040 for B3.  Missing copy of current lease for XXXX to support XXXX per month as per approval XXXX on page XXXX and XXXX on page XXXX. - XXXX Stips-Received the signature page for XXXX 1040s for B3 signed and dated.

-Received a lease agreement for property address located at XXXX which reflects a rental monthly payment of XXXX.

Condition Cleared.

TRID 0027 Initial Loan Estimate Sent Date > 3 Business Days from Application Date (Enterprise Rule) - The Initial Disclosure Date (XXXX) is more than XXXX business days from the Application Date (XXXX). XXXX business days from the Application Date is (XXXX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the XXXX business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii)) - 10/29/21 Initial LE issued XXXX received.

COMP 0006 Missing Initial Disclosure(s) - Missing initial disclosures dated w/in XXXX business days of the initial app date of XXXX.  Initial disclosures in file dated XXXX. - XXXX Copies of initial disclosures issued XXXX received.

6000069113	xxxx	Securitized	1	1	1	1	Verified credit history; Verified housing payment history;	TRST 0001 Missing Inter Vivos Revocable Trust Agreement - Loan closed under x with each x of their own, corresponding x. x and addendums executed; however, no x provided for either x. - x received.

APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - Initial application x is not signed by borrowers. 1003's reflect subject property and x Credit reports indicate x additional x not accounted for on 1003 section 3.  - x Cleared per lender response as not required per guidelines.

6000069114	xxxx	Securitized	2	2	1	1	Verified reserves - Borrowers have XXXXmo reserves with XXXXmo reserves required per guidelines. ; Verified employment history - Borrowers have >30yrs self-employment with current business. ;	GIDE 0001 Guideline Exception(s) - Guidelines exceptions:

- Per guidelines pXXXX, only modifications of primary residence are permitted. Modification of REO investment property falls outside of guidelines. Additionally, XXXX months of payments must be documented since closing of modification. Modification pXXXX shows effective date of XXXX which does not meet seasoning guidelines for credit event. Previous payment history is provided and modification does not appear to be result of distressed situation.

- Maximum exposure for all loans to lender is $XXXX. Total loans to lender on primary residence and additional REO refinances equals $XXXX.

- Lender acknowledged exception on pg XXXX.

- EV2 Lender Acknowledged Exception	CRED 0117 Questionable Occupancy - Occupancy misrepresentation. The final loan application for the borrower's primary residence lists the subject property as an XXXX. - XXXX Stips-The final 1003 application was provided by the lender. XXXX lists the subject property as a second home. The loan was closed as a second home property.

Condition Cleared.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITI payment on non-subject property; XXXX refinance closed concurrently. - Lender Acknowledged Exception-The lender provided an approved guideline exception.

Guidelines exceptions:

- Per guidelines pXXXX, only modifications of primary residence are permitted. Modification of REO investment property falls outside of guidelines. Additionally, XXXX months of payments must be documented since closing of modification. Modification pXXXX shows effective date of XXXX which does not meet seasoning guidelines for credit event. Previous payment history is provided and modification does not appear to be result of distressed situation.

- Maximum exposure for all loans to lender is $XXXX. Total loans to lender on primary residence and additional REO refinances equals $XXXX. Lender acknowledged exception. - XXXX Lender provided evidence of P&I on the XXXX property.

6000069115	xxxx	Securitized	1	1	1	1	Verified employment history - Borrower has been self-employed with same business since incorporation in XXXX.;	CRED 0082 Income Documentation is Insufficient - Asset depletion income is not fully documented. Original lender figure of $XXXX is based on borrower stated distribution on LOX pXXXX. Borrower states distribution to begin XXXX. No verification of receipt is documented. Per guidelines pXXXX, XXXXmo bank statement or XXXXyr 1099 required to verify asset depletion income. Borrower does meet minimum XXXXmo balance for continuance. $XXXX = $XXXX required asset balance. $XXXX is verified balance after subtracting required reserves. - XXXX. File UW as asset depletion with different guidelines. Assets are Trust funds, with different documentation standards. Per Trust income guidelines pXXXX, borrower has met documentation requirements

6000069116	xxxx	Securitized	2	1	2	1	Verified reserves; Verified credit history;	TRID 0193 Missing evidence of the Seller Closing Disclosure	TRID 0092 Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3)) - Difference of $x due to Lender using higher monthly tax payment on Final Closing Disclosure x than on Tax Certificate pg x- Tax Bill reflects $x/ $xmonthly - Final CD reflects $x- The Estimated Total Maximum Payment Amount in column 1 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (x), while the Calculated Projected Payments Table has a value of (x). - x Subject tax bill received which validates lenders calculation. Finding cleared upon resubmission.

6000069117	xxxx	Securitized	1	1	1	1	Verified credit history; Verified reserves;	CRED 0091 Missing Tax Transcript(s)

ROR 0009  Loan Disbursement Date is on or before the required Right of Rescission Expiration Date  - Right to Cancel pg xreflects Expiration Date of x - Final Closing Disclosurex pg x reflects Disbursement Date of x - x Final CD (CA) confirming disbursement date of x received.

6000069118	xxxx	Securitized	2	2	1	2				Verified credit history; Verified reserves;	CRED 0072 VVOE dated outside of required timeframe - Missing VVOE for B1 dated w/in 10 business days of Note date of x APPR 0038 Property Site Value exceeds 30%		ROR 0001 Missing Right of Rescission - x Stips-The lender provided the Right of Rescission document signed by the borrower on x
6000069119	xxxx	Securitized	2	1	2	1				Verified credit history; Low DTI;	TRID 0193 Missing evidence of the Seller Closing Disclosure		CRED 0089 Missing Required Fraud Tool - x Stips-A completed fraud report was received.
6000069121	xxxx	Securitized	2	2	1	1				Verified reserves; Established credit history;	CRED 0010 LTV Exceeds Max Allowed		APP 0003 Missing Initial 1003 Application - x Initial 1003 received.
6000069122	xxxx	Securitized	1	1	1	1				Verified housing payment history; Verified reserves;			PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - x Stips-Received a CDA value of x dated x which supports the appraised value. Condition Cleared.
6000069123	xxxx	Securitized	2	2	1	1	Verified employment history - B1 has 6yrs time on current job and B2 has 11yrs time on job.; Verified reserves - Borrowers have XXXXmo verified reserves. XXXX months required per guidelines. ;	CRED 0003 Credit Score (FICO) exception - Qualifying credit score is XXXX. Minimum credit score for Interest Only product is XXXX. See lender exception on pXXXX. - Lender Acknowledged Exception -An approved credit exception was received for credit score.

Min credit score for IO is XXXX. B2 credit score is XXXX. Per guideline an exception is acceptable with compensating factors.	DEED 0049 Mortgage/Deed of Trust is Incomplete - Missing signature page (XXXX); see pages XXXX. - XXXX Stips-The lender provided the signature page XXXX for the Deed of Trust signed by B1 and B2. Notary signature page XXXX located in the loan file p.XXXX.

Condition Cleared

CRED 0072 VVOE dated outside of required timeframe - XXXX B1 VVOE was completed prior to funding XXXX.  B2 VVOE completed day after funding confirms borrower is still employed.

6000069124	xxxx	Securitized	1	1	1	1				Verified reserves; Verified credit history;			APP 0003 Missing Initial 1003 Application - x Stips-The initial 1003 application dated x was provided by the lender. Condition Cleared.
6000069125	xxxx	Securitized	1	1	1	1	Verified reserves; Net tangible benefit - Borrower is switching from x, with x;	PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value

CRED 0091 Missing Tax Transcript(s)

CRED 0007 Missing Employment doc (VOE) - Per guidelines x, self-employment to be verified through phone listing or internet search, in addition to x letter. x letter located on x; however, no x  - Per guidelines x, self-employment to be verified through phone listing or internet search, in addition to x letter. x letter located on x; however, x

6000069126	xxxx	Securitized	2	2	1	1	Verified reserves; Verified housing payment history;	CRED 0022 Cashout Exceeds Guidelines - Lender exception p xindicates approved exception for LTV of 75% with >$xin cash out. Total cash out with debt is $x.

CRED 0010 LTV Exceeds Max Allowed - Loan approved at 75% LTV; however, guidelines restrict cash-out LTV to 70% for a modification credit event. Modification documents provided on x indicate modification of primary residence effective x	APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - Initial 1003 on x is not signed by borrowers. Additionally, Verification of x status not provided in file for borrowers as indicated on 1003. Identification in file is driver's licenses only. Pagex of the Guidelines require an x - x Copy of borrower's x cards provided.

CRED 0009 Unacceptable Credit History - Page x of the Guidelines restrict modification credit event to over 36 months timely payments. The DSCR matrix restricts ltv with cash out to 70%. Modification documents provided on xindicate modification of primary residence effective x, which is less than minimum credit event seasoning requirement of 24 months.

6000069127	xxxx	Securitized	2	1	2	1	Verified reserves; Verified employment history - Borrower has been self-employed since x;	TRID 0092 Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3)) - Missing lenders Tax Calculation to verify how monthly amount of $x was calculated. Review used monthly amount of $x based on 1.25% of the Purchase Price - The Estimated Total Maximum Payment Amount in column 1 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (x), while the Calculated Projected Payments Table has a value of (x).	CRED 0007 Missing Employment doc (VOE) - x letter in file is dated x, which is outside 30 days of Note date as required per guidelines. Additional license and incorporation documents also dated outside timeline. Need updated verification of employment from xletter or secretary of state, and additional third party verification such as internet search or business website.

CRED 0091 Missing Tax Transcript(s)

6000069128	xxxx	Securitized	1	1	1	1	Verified credit history; Verified housing payment history;	CRED 0017 Insufficient Verified Reserves (Number of Months) - Short @ 6 months reserves. DSCR matrix requires 12 months reserves for loan amounts > $x. Borrower with eligible reserves of $x. Bor is x$xto reach 12 months reserves. - x Verified EMD withdrawal for additional $xfrom xxxx on x. Reserves verified.

CRED 0106 Sales Contract is not executed by all Parties - x Executed Counter Offer #2 received.

HUD 0011 Missing Evidence of sale of property owned - x used as part of 1031 exchange proceeds for subject transaction. Need settlement statement from sale transaction to confirm source of funds and corresponding mortgages paid in full.

CRED 0085 Purchase Contract is Deficient - Missing Counter Offer x and need documentation for seller credit of $xreferenced on Closing Disclosure.  - x Stips-Executed Amended Escrow Instructions received.
Condition Cleared.

APP 0003 Missing Initial 1003 Application - 1003 provided on x andx are signed with notary date of x. No other applications provided in file.  - x Initial 1003 received.  XXXX

APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - Need sold REO properties reflected on 1003 with corresponding mortgages paid in full in addition to undisclosed properties with outstanding mortgages.
1)x is paid off thru x.

2) No verification of mortgages paid thru x

3) Additional mortgages reporting on credit are not accounted for on 1003:
x - x  Mortgages for x added to capture and report mortgage balances from credit report.  Subject loan is DSCR and does not have an affect on the qualification.

6000069129	xxxx	Securitized	2	2	1	1	Verified reserves; Verified credit history;	CRED 0010 LTV Exceeds Max Allowed - Lender approved exception to 75% LTV on x. Guidelines restrict cash-out LTV to 70% for a modification credit event. Modification documents provided on xindicate modification of primary residence effective x	CRED 0009 Unacceptable Credit History - Page x of the Guidelines restrict modification credit event to over 36 months seasoning. The DSCR Matrix restricts ltv with cash out to 70%. Modification documents provided on x indicate modification of primary residence effective x, which is x than minimum credit event seasoning requirement of 24 months.

APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - Initial 1003 on x is not signed by borrowers. Additionally, Verification of x x not provided in file for borrowers as indicated on 1003. Identification in file is driver's licenses only. Page x of the Guidelines requires an x - x cards for borrowers received.

6000069130	xxxx	Securitized	1	1	1	1	Verified employment history;	TRID 0092 Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3)) - The Estimated Total Maximum Payment Amount in column 1 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (x), while the Calculated Projected Payments Table has a value of (x). - x Tax amount updated per lender calculation pg x. Finding cleared upon resubmission.

6000069131	xxxx	Securitized	2	2	2	1	Low DTI - 21.84% DTI is XXXX% lower than XXXX% maximum.

; Verified credit history - Mid FICO score of XXXX exceeds the minimum required of XXXX by XXXX points.

; Verified reserves - XXXX months verified reserves exceed the required XXXX months.

;	TRID 0193 Missing evidence of the Seller Closing Disclosure - Missing copy of Seller closing disclosure. - EV2 Non-Material, No Assignee Liability.

											CRED 0082 Income Documentation is Insufficient - Missing 1099 representing full XXXX months earnings with YTD earnings documented. Approved exception for partial year XXXX 1099 and YTD earnings used to document 1099 borrower income. Borrower is a XXXX who started XXXX/1099 XXXX. Prior employer was XXXX. - Lender Acknowledged Exception
6000069132	xxxx	Securitized	1	1	1	1	Verified credit history; Verified reserves; Established credit history - Verified overall credit history for total of 44 trades paid as agreed since x ;	CRED 0082 Income Documentation is Insufficient - Missing 30 days current proof of receipt of x and CA State x Missing either x or copy of award letter for CA State as required by guidelines on page x. - x Stips- Proof of receipt of SSI and CA Sx received. Evidence of income is listed on the x. 2020 SSA Benefit statement was provided as evidence of income. 2019 1099-R was provided as evidence of CA x

Condition Cleared.

6000069133	xxxx	Securitized	1	1	1	1	Verified reserves; Established Landlord history;	APP 0003 Missing Initial 1003 Application - x Stips-The initial 1003 application was received.

COMP 0045 ALTA Stmt and Closing Disclosure conflict - Purchase contract and Seller Closing Disclosure pg x reflect seller credit of $x which was not reflected on the final buyers CD dated x (pg x). - x Stips-The lender provided the final HUD-1 statement which reflects the $x seller credit.

Condition Cleared.

6000069134	xxxx	Securitized	2	2	1	1	Verified employment history - Borrower has over 8yrs self-employment history and income considered stable. ; Verified credit history - Borrower has XXXX credit score with good credit depth and payment history. ; Low DTI - DTI is 34.91%.;	CRED 0010 LTV Exceeds Max Allowed - Subject LTV at 90% is a 5% ltv exception. Sequoia NQM matrix reflects a maximum 85% ltv for loan amounts > $XXXX. Lender approved exception @ XXXX. - EV2 Lender Acknowledged Exception

CRED 0020 Loan Amount Exception - Maximum loan amount for First Time Home Buyer is $XXXX per guidelines pXXXX. Per loan application, rented for the previous XXXX years, there are no other properties shown on the loan application and the credit report does not list axx mortgage tradelines. Approved loan amount of $XXXX is outside lender guidelines. Lender approved exception XXXX - EV2 Lender Acknowledged Exception	TRID 0121 Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure. - Missing coc for XXXX decrease in lender credit on CD XXXX. ---The sum of non-specific (lump sum) lender credits and specific lender credits (XXXX) has decreased from the amount disclosed on the Loan Estimate sent on XXXX, (XXXX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. XXXX - XXXX Exception fired in error, variance is due to rounding from LE to CD.

CRED 0100 Insufficient verified reserves - Borrower has XXXX months verified reserves and XXXX months reserves are required for LTV >85% per guidelines.  - XXXX Updated printout for XXXX ending in XXXX received verifying sufficient reserves.

6000069135	xxxx	Securitized	2	2	2	1	Verified credit history; Low DTI;	CRED 0082 Income Documentation is Insufficient - Missing minimum required assets of lower of $xor 150% of loan amount (xx 150% = x) for asset depletion loan per guidelines on page x. Verified $xavailable assets after deducting closing costs and reserves. Approved exception in file on page x.

											TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing coc for $x increase in credit report fee on final CD x -- The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Closing Disclosure sent on x Credit Report Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFRx
6000069136	xxxx	Securitized	2	1	2	1				Low LTV/CLTV/HCLTV; Verified credit history; Verified reserves;	HUD 0027 Missing evidence of the Seller HUD1		FLOOD 0003 Flood Notice Was Not Executed - x Stips-Lender provided a Flood Notice executed by the borrower and lender dated x Condition Cleared.
6000069137	xxxx	Securitized	2	1	2	1	Verified credit history;	TRID 0193 Missing evidence of the Seller Closing Disclosure	TRID 0119 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure. - The following fee(s) increased from the amount(s) disclosed on the Closing Disclosure sent on x: Credit Report Fee. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (1x - x1 Credit report fee disclosed as $xon the LE, exception fired in error.

CRED 0004 Back-end Ratio exception (DTI) - Max DTI is 43% for FTHB with no housing payment history per guidelines x. IB review calculated 55.43% DTI using $x/mo income for B1. Borrower using personal / comingled account which, per guidelines, is treated as business account with expense factor. Borrower is x with non-borrowing x per CPA letter x. IB review using 50% deposits plus a 50% expense factor. Original lender used 50% expense factor with 100% ownership per UW worksheet xx. - x Stips-The lender provided an updated copy of the Business Bank Statement Income Calculator. The updated document reflects 50% owner 15% expense factor. Updated the 15% on the income calculator screen. CPA letter was provided and validate the 50% ownership and 15% expense ratio. Review  DTI 41.91. Approved DTI 39.545. Max DTI for FTHB with no housing payment history per guidelines p.x is 43%.

Review variance is less than 3% and considered non-material.

Condition Cleared.

6000069138	xxxx	Securitized	2	2	1	1	Low LTV/CLTV/HCLTV - 54% ltv, max 85% ltv allowed; Verified credit history - XXXX credit score, minimum XXXX required; Low DTI - 30% dti, max 50% allowed.;	CLNT 0003 Unacceptable Borrower Citizenship Status - Borrower has XXXX valid thru XXXX per I797A form. This is not an approved Visa type under guidelines XXXX. Lender exception provided in file XXXX. - Lender Acknowledged exception - Borrower has XXXX valid thru XXXX per I797A form. This is not an approved Visa type under guidelines XXXX.	CRED 0035 Excessive Payment Shock - Borrower payment shock is XXXX% based on I/O payment, or greater than XXXX% with fully amortized payment. Guidelines state XXXX% is maximum unless DTI is under XXXX%. Approved DTI is <30%; however, income has not been verified to be stable or consistent. - XXXX Non QM guidelines p.XXXX payment shock for FTHB is XXXX% requiring a XXXX% max payment shock. The borrower is a FTHB and DTI is 29.44, which under XXXX and meets the requirements for payment shock.

Condition Cleared.

HUD 0014 Sales Price on HUD-1 does not agree with Purchase Contract - Purchase price per Closing Disclosure is $XXXX. Counter Offer XXXX lists sales price is $XXXX. Need appropriate addendums to reflect amended sales price to match CD. - XXXX Stips-The lender provided the amendment statement to reflect the purchase price of $XXXX, which match the sales price on the CD.

Condition Cleared.

CRED 0045 Questionable continuation of income - XXXX months Bank statement program used to qualify. Most recent XXXX month's deposits represent over XXXX of total income and are inconsistent with previous XXXX months of earnings. No explanation in file from borrower to address significant increase in earnings or business model. Removal of last three months earnings and using a XXXX month average calculates income at $XXXX with DTI of 55.5%. - XXXX Agree with lender response, finding cleared.

TRID 0193 Missing evidence of the Seller Closing Disclosure - Seller CD is not provided in file - XXXX Stips-The lender provided the amendment statement to reflect the purchase price of $XXXX, which match the sales price on the CD.

Condition Cleared.

6000069139	xxxx	Securitized	2	2	1	1	Verified employment history - Borrowers have 34yrs XXXX history; Verified occupancy in subject property - Borrowers have lived in subject property as primary residence for XXXXyrs; Verified credit history - Borrowers have XXXX qualifying credit score with good credit depth and payment history.; Low LTV/CLTV/HCLTV - LTV is <50% on subject property;	GIDE 0001 Guideline Exception(s) - - Maximum exposure for all loans to lender is $XXXX. Total loans to lender on primary residence and additional REO refinances equals $XXXX.

- Additional exception for modification. Per guidelines, modification only permitted on primary residence and must be seasoned XXXX months. Documentation in file shows modification of REO property pXXXX, XXXX and closed XXXX which does not meet seasoning requirements for credit event. Borrower LOX for modification on pXXXX. See lender exception provided pXXXX for both modification and total loan exposure.  - Lender Acknowledged Exception-

Maximum exposure for all loans to lender is $XXXX. Total loans to lender on primary residence and additional REO refinances equals $XXXX.

- Additional exception for modification. Per guidelines, modification only permitted on primary residence and must be seasoned XXXX months. Documentation in file shows modification of REO property pXXXX, XXXX and closed XXXX which does not meet seasoning requirements for credit event. Borrower LOX for modification on pXXXX. See lender exception provided pXXXX for both modification and total loan exposure.

CRED 0020 Loan Amount Exception - Product guideline matrix shows owner occupied maximum loan amount of $XXXX. Subject exceeds max loan amount by $XXXX. Lender exception provided pXXXX.

- Loan exception indicates XXXX was sold @ XXXX, however, the loan file shows a mortgage statement generated XXXX showing XXXX is due for the XXXX pmt. Additionally, the subject final loan application lists XXXX as being retained for investment. Missing proof PIF per loan exception. - Lender Acknowledged Exception-

Maximum exposure for all loans to lender is $XXXX. Total loans to lender on primary residence and additional REO refinances equals $XXXX.

- Additional exception for modification. Per guidelines, modification only permitted on primary residence and must be seasoned XXXX months. Documentation in file shows modification of REO property pXXXX, XXXX and closed XXXX which does not meet seasoning requirements for credit event. Borrower LOX for modification on pXXXX. See lender exception provided pXXXX for both modification and total loan exposure.

CRED 0022 Cashout Exceeds Guidelines - Maximum cash-out permitted per guidelines p7 is $XXXX. Actual cash out is $XXXX which exceeds guidelines for rate / term refinance. No post-closing Closing Disclosure provided showing less cash or principal reduction. Due to exceeding the maximum cash out, subject classified as Cash-out refinance. - Lender Acknowledged Exception-

Maximum exposure for all loans to lender is $XXXX. Total loans to lender on primary residence and additional REO refinances equals $XXXX.

- Additional exception for modification. Per guidelines, modification only permitted on primary residence and must be seasoned XXXX months. Documentation in file shows modification of REO property pXXXX, XXXX and closed XXXX which does not meet seasoning requirements for credit event. Borrower LOX for modification on pXXXX. See lender exception provided pXXXX for both modification and total loan exposure.	HAZ 0005 Missing evidence of Hazard Insurance - Hazard insurance policy and premium documentation for subject property is not provided in file - XXXX Stips-Hazard insurance policy and paid premium document was received for subject property. The payment amount supports the payment used in the calculated DTI.

Condition Cleared.

6000069140	xxxx	Securitized	1	1	1	1	Established credit history;	DEED 0021 Missing Legal Description on Mortgage/DOT - Per mortgage document, Legal description is attached as Exhibit A. Exhibit "A" is not attached to the Deed of Trust (p. x). - x Lender provided Exhibit A with legal description matching documents.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing documentation of PITI and rental income for x Closed concurrently with x. - x Received Closing Disclosure for new refinance on REO property.

APP 0003 Missing Initial 1003 Application - x Received Initial 1003.

6000069141	xxxx	Securitized	1	1	1	1	Established credit history;	DEED 0021 Missing Legal Description on Mortgage/DOT - Per mortgage document, Legal description is attached as Exhibit A. Exhibit "A" is not attached to the Deed of Trust (p. x). - x Lender provided Legal Description/Exhibit A w/apn of x.

COLL 0002 APN Number and/or Legal Descriptions do not match security instrument - The preliminary title report (p. x) reflects APN of x, the mortgage (p. x) reflects x (difference of x). - x Received lender Letter of Intent to re-record DoT. Finding remains pending verification of new recording.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing documentation of PITI and rental income for x Closed concurrently with x. - x Received Closing Disclosure for concurrent close on x Updated PITI payment for REO property

6000069244	xxxx	Securitized	1	1	1	1	Verified credit history - Borrower has a mid FICO of XXXX w/a minimum requirement of XXXX.; Verified reserves - Borrower has XXXX mths verified reserves w/no minimum reserve requirement.; Low DTI - Dti is 49.46% w/a max allowed DTI of 55%;	PROP 0018 Missing PLS required secondary valuation. - Missing secondary valuation/desk review. XXXX to order. - Desk review supporting value of $XXXX received.

TRID 0205 The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - Missing COC for increase in transfer tax on XXXX. -- A Lender Credit for Excess Charges of ($XXXX), Principal Reduction for Excess Charges of ($XXXX), and general or specific lender credit increases of ($XXXX) were applied to the total fee variance of ($XXXX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. - Exception set in error, corrected flags and finding cleared upon resubmission.

6000069245	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV; Verified employment history - Borrower has been self employed owner of x for 5.25 years.;	PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in x, xx.

PROP 0018 Missing PLS required secondary valuation. - x Desk Review Supporting value of $x received.

6000069246	xxxx	Securitized	2	1	2	1	Verified reserves - File contains proof of XXXX months of verified reserves.;	TRID 0193 Missing evidence of the Seller Closing Disclosure - Seller CD is missing. - EV2 Non-Material, No Assignee Liability.	DEED 0001 Missing Mortgage/Deed of Trust - DOT is missing. - XXXX Stips-Executed DOT and Riders received. Condition Cleared.

PROP 0018 Missing PLS required secondary valuation. - Missing PLS required secondary valuation supporting value of $XXXX. - Desk review supporting value of $XXXX received.

CRED 0038 Missing Credit Package - Files appears to be missing the closing package. - XXXX Stips-Complete closing package received. Condition Cleared.

NOTE 0001 Missing Note - Missing Note, compliance review pending. - XXXX Stips-Executed subject note received.

Condition Cleared.

APP 0001 Missing Final 1003 Application - Final Application is missing. - XXXX Stips-Final 1003 application was received. Condition Cleared.

6000069247	xxxx	Securitized	1	1	1	1				Verified reserves - File contains proof of XXXX months of verified reserves.; Low DTI - Low DTI of 27.84%.;			PROP 0018 Missing PLS required secondary valuation. - Missing PLS required secondary valuation supporting value of XXXX. - XXXX Desk Review supporting value of $XXXX.
6000069248	xxxx	Securitized	1	1	1	1				Verified credit history - Borrower mid FICO is XXXX w/a minimum requirement of XXXX.; None - 38.07% DTI w/a max allowed of XXXX%;			PROP 0018 Missing PLS required secondary valuation. - Missing PLS required secondary valuation. XXXX to order. - Desk review supporting value of $XXXX received.
6000069249	xxxx	Securitized	1	1	1	1				Verified reserves - File contains proof of XXXX months of verified reserves.; Low DTI - Low DTI of 29.69%.;			PROP 0018 Missing PLS required secondary valuation. - Missing PLS required secondary valuation supporting value of XXXX. - XXXX Desk review received supporting value of $XXXX.
6000069250	xxxx	Securitized	1	1	1	1				Verified credit history - Borrower has a mid FICO of XXXX w/a minimum requirement of XXXX.; Verified reserves - Borrower has XXXX mths verified reserves w/no minimum reserve requirement.; Low DTI - Dti is 26.17% w/a max allowed DTI of 55%; Low LTV/CLTV/HCLTV - LTV/CLTV is 50% w/a max allowed of XXXX%.;			PROP 0018 Missing PLS required secondary valuation. - Missing PLS required secondary valuation. XXXX to order. - Desk review supporting value of $XXXX received.
6000069251	xxxx	Securitized	1	1	1	1	Verified credit history - Borrower has a mid FICO of XXXX w/a minimum requirement of XXXX.; Verified reserves - Borrower has XXXX mths verified reserves w/no minimum reserve requirement.; Low DTI - Dti is 27.28% w/a max allowed DTI of XXXX%; Low LTV/CLTV/HCLTV - LTV/CLTV is 44.79% w/a max allowed of XXXX%;	TRID 0092 Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3)) - XXXX - Lender provided Tax Bill for School Tax. - XXXX - Lender provided Tax Bill for School Tax. Finding cleared upon resubmission.

PROP 0018 Missing PLS required secondary valuation. - Missing PLS required secondary valuation. - Desk review supporting value of $XXXX received.

CRED 0082 Income Documentation is Insufficient - Missing prior year W2 if applicable.  PnL reports payroll expenses of $XXXX. (G/L requires The prior year W-2 from the business accompanied by an accountant letter along with a XXXX-month YTD PnL Statement.) - XXXX Cleared per clarification on guideline from lender: The guidelines requires the borrower to choose an option.  This particular borrower chose to provide the XXXX, XXXX-month YTD p&L along with the verbal verification. Therefore the prior year W-2 is not required.

6000069252	xxxx	Securitized	1	1	1	1	Verified credit history - Borrower has a mid FICO of XXXX w/a minimum requirement of XXXX.; Verified reserves - Borrower has XXXX mths verified reserves w/no minimum reserve requirement.;	PROP 0018 Missing PLS required secondary valuation. - Missing PLS required secondary valuation. XXXX to order. - XXXX Desk review supporting value of XXXX received.

TRID 0205 The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - Missing COC for increase in transfer tax on CD issued XXXX. -- Material Compliance Finding: A Lender Credit for Excess Charges of ($XXXX), Principal Reduction for Excess Charges of ($XXXX), and general or specific lender credit increases of ($XXXX) were applied to the total fee variance of ($XXXX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. - XXXX Exception set in error.  Corrected flags and finding cleared upon resubmission.

6000069253	xxxx	Securitized	1	1	1	1	Verified credit history - Borrower has a mid FICO of XXXX w/a minimum requirement of XXXX.; Verified reserves - Borrower has XXXX mths verified reserves w/no minimum reserve requirement.; Low DTI - Dti is 43.75% w/a max allowed DTI of XXXX%;	PROP 0018 Missing PLS required secondary valuation. - Missing PLS required secondary valuation. XXXX to order. - XXXX Desk review received supporting value of $XXXX.

TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing Change of Circumstance form for increase of Courier Fee - Title - The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XXXX: Courier Fee - Title. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. XXXX. - Exception set in error, corrected flags and finding cleared upon resubmission.

TRID 0121 Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure.   - Change of Circumstance form not necessary for variance of $XXXX - The sum of non-specific (lump sum) lender credits and specific lender credits ($XXXX) has decreased from the amount disclosed on the Loan Estimate sent on XXXX, ($XXXX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. XXXX. - Exception set in error, variance is due to rounding from the LE to the CD.

6000069254	xxxx	Securitized	1	1	1	1				Verified reserves; Verified occupancy in subject property - Borrower has been self employed owner of x for 7 years and in same line of work for 25 years.;			PROP 0018 Missing PLS required secondary valuation. - x Desk review received supporting value of $x.
6000069255	xxxx	Securitized	1	1	1	1	Verified credit history - Borrower has a mid FICO of XXXX w/a minimum requirement of XXXX.; Verified reserves - Borrower has XXXX mths verified reserves w/no minimum reserve requirement.; Low DTI - Dti is 32.26% w/a max allowed DTI of XXXX%; Low LTV/CLTV/HCLTV - LTV/CLTV is 48.57% w/a max allowed of XXXX%.;	PROP 0018 Missing PLS required secondary valuation. - Missing PLS required secondary valuation. XXXX to order. - XXXX Desk review received supporting value of $XXXX.

TRID 0119 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure.   - The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on XXXX: Courier Fee - Title. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. XXXX.  - Duplicate of XXXX

TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing Change of Circumstance form for increase of Courier Fee - Title - The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XXXX: Courier Fee - Title. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit XXXX. - XXXX corrected flags, finding cleared upon resubmission.

6000069256	xxxx	Securitized	1	1	1	1				Verified credit history - Dti is 32.12% w/a max allowed DTI of XXXX%; Low DTI - Dti is 32.12% w/a max allowed DTI of XXXX%;			PROP 0018 Missing PLS required secondary valuation. - Missing PLS required secondary valuation, XXXX to order. - XXXX Desk review received supporting value of $XXXX.
6000069257	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 34.54% LTV/CLTV w/a max allowed of XXXX%.; Verified credit history - Borrower has a mid FICO of XXXX w/a minimum requirement of XXXX.;			PROP 0018 Missing PLS required secondary valuation. - Missing PLS required secondary valuation. XXXX to order. - XXXX Desk review received supporting value of $XXXX.
6000069258	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV; Verified employment history - Borrower has been self employed owner of x for 22.16 years.;			APPR 0003 Appraisal value is not supported. - x Field review returned supporting value of $x.
6000069259	xxxx	Securitized	1	1	1	1	Low DTI - DTi is 46.13% w/a max allowed of XXXX%.; Verified reserves - Borrower has XXXX mths verified reserves w/no minimum reserves requirement.; Verified credit history - Borrower has a mid FICO of XXXX w/a minimum requirement of XXXX.;	TRID 0092 Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3)) - Per the CD /First payment letter variance is in the property taxes. Review used Tax Information Sheet and tax cert. Lender calculated taxes $XXXX (County XXXX, Village XXXX, School $XXXX), Review calculated $XXXX (County $XXXX, Village $XXXX, School $XXXX)

The Estimated Total Maximum Payment Amount in column XXXX of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (XXXX), while the Calculated Projected Payments Table has a value of (XXXX). - XXXX - Lender provided Tax Bills for village, town, and school. Finding cleared upon resubmission.

PROP 0018 Missing PLS required secondary valuation. - Missing PLS required secondary valuation. XXXX to order. - XXXX Desk review supporting value of $XXXX received.

6000069260	xxxx	Securitized	2	1	2	1				Verified credit history - Borrower has a mid FICO of XXXX w/a minimum requirement of XXXX.; Verified reserves - Borrower has XXXX mths verified reserves w/no minimum reserve requirement.;	TRID 0078 Last Closing Disclosure Total Interest Percentage (TIP) > System Calculated - Difference is XXXX%. Disclosed XXXX%, Calculated XXXX%. -- The Last Closing Disclosure Total Interest Percentage (TIP) of (XXXX%) is greater than the system calculated TIP of (XXXX%). The difference is (XXXX%). The TIP is the total amount of interest that the borrower will pay over the loan term as a percentage of the note amount. It is the loan's total interest payments plus prepaid interest divided by the note amount, calculated as follows: (XXXX). (XXXX) - EV2 Non-Material, TIP is OVER disclosed.		PROP 0018 Missing PLS required secondary valuation. - Missing PLS required secondary valuation. XXXX to order. - XXXX Desk review received supporting value of $XXXX
6000069261	xxxx	Securitized	1	1	1	1				Verified credit history - Borrower has a mid FICO of XXXX w/a minimum requirement of XXXX. ; Verified reserves - Borrower has XXXX mths verified reserves w/no minimum reserve requirement.; Low DTI - Dti is 27.44% w/a max allowed DTI of XXXX%;			APPR 0046 Missing Third Party Appraisal Review - Missing third party appraisal review, XXXX to order. - Desk review supporting value of $XXXXreceived.
6000069262	xxxx	Securitized	1	1	1	1				Verified credit history - Borrower has a mid FICO of XXXX w/a minimum requirement of XXXX.; Verified reserves - Borrower has XXXX mths verified reserves w/no minimum reserve requirement.; None - Dti is 42.89% w/a max allowed DTI of XXXX%;			PROP 0018 Missing PLS required secondary valuation. - Missing PLS required secondary valuation. XXXX to order. - Desk review supporting value of XXXX received.
6000069263	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - Low LTV of 49%.; Verified reserves - File contains proof of XXXX months of verified reserves.;	CRED 0082 Income Documentation is Insufficient - Missing prior prior year W2 if applicable. PnL reports wage income of $XXXX. (G/L requires The prior year W-2 from the business accompanied by an accountant letter along with a XXXX-month YTD PnL Statement.

) - XXXX Cleared per clarification on guideline from lender: The guidelines requires the borrower to choose an option.  This particular borrower chose to provide the XXXX, XXXX-month YTD p&L along with the verbal verification. Therefore the prior year W-2 is not required.

APPR 0046 Missing Third Party Appraisal Review - Missing desk review to support value of XXXX - XXXX Desk review received supporting value of $XXXX.

6000069264	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV; Low DTI;			APPR 0046 Missing Third Party Appraisal Review - Desk review supporting value of $xxreceived.
6000069265	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - Low LTV of 64.91%.; Verified reserves - File contains proof of XXXX months of verified reserves.;	CRED 0082 Income Documentation is Insufficient - Missing prior prior year W2 if applicable. PnL reports wage income of $XXXX. (G/L requires The prior year W-2 from the business accompanied by an accountant letter along with a XXXX-month YTD PnL Statement.

) - XXXX-Per guidelines p.XXXX, under XXXX borrowers (Please provide one of the following. The documents in the loan file meets the third bullet point. "A letter from the accountant certifying a minimum of XXXX years business experience in the same line of work, including the amount of time the borrower has been in business, how they've been preparing the tax returns, borrowers' percentage of ownership, if the compaxx is still operation, and listing axx DBAs. Accompanied with a XXXX month YTD P&L statement, and a verbal verification completed with the accountant." CPA p.XXXX, P&L p.XXXX, and VVOE p.XXXX to include license#.

Documents provided meets the G/L required.

Condition Cleared.

APPR 0032 Missing Final 442 Certificate of Completion with Final Photos - Missing Final XXXX Certificate of Completion with Final Photos. - XXXX Stips-The lender provided the Final XXXX certificate of completion with the Final photos.

Condition Cleared.

PROP 0018 Missing PLS required secondary valuation. - Missing PLS required secondary valuation to support value of XXXX. - XXXX Desk review received supporting value of $XXXX.

6000069266	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV; Verified employment history - Borrower has been employed for x as xxxxxxxx xxxxx xxxxxxx for 4 years and in same line of work for 20.16 years.;	CRED 0100 Insufficient verified reserves - Short required reserves IAO $x. Reserves required $x less assets in file of $x- $x.

PROP 0018 Missing PLS required secondary valuation. - x Desk review received with value of $x variance of -9.94% is w/in acceptable tolerance of 10%.

6000069267	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - Low LTV of 48.90%.; Verified reserves - File contains proof of XXXX months of verified reserves.;			PROP 0018 Missing PLS required secondary valuation. - Missing PLS required secondary valuation supporting value of $XXXX. - XXXX Desk review supporting value of XXXX received.
6000069268	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - Low LTV of 60.43%.; Verified reserves - File contains proof of XXXX months of verified reserves.;			PROP 0018 Missing PLS required secondary valuation. - Missing PLS required secondary valuation to support value of XXXX. - Desk review returned supporting value of XXXX.
6000069269	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - Low LTV off 47.65%.; Verified reserves - File contains proof of XXXX months of verified reserves.;	PROP 0018 Missing PLS required secondary valuation. - Missing PLS required secondary valuation to support value of XXXX. - XXXX Desk review received with value of $XXXX which is a variance of XXXX%. Variance is w/in acceptable XXXX% tolerance.